RESERVES	12 Months Ended
Dec. 31, 2024
Reserves Abstract
RESERVES

22. RESERVES

(a)	Statutory reserve

In accordance with the relevant laws and regulations of the PRC, the Company’s PRC subsidiaries are required to transfer 10% of its profit after taxation prepared in accordance with the accounting regulation of the PRC to the statutory reserve until the reserve balance reaches 50% of the respective registered capital. Such reserve may be used to offset accumulated losses or increase the registered capital of these subsidiaries, subject to the approval from the Board of Directors, and are not available for dividend distribution to the shareholders.

(b)	Currency translation reserve

The reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.

(c)	Merger reserve

The merger reserve of the Company represents the difference between the nominal value of the shares of the subsidiaries acquired in the Hengda Reorganization (Note 1) over the nominal value of the shares of the Company issued in exchange thereof.

(d)	Share-based payment reserve

After the successful consummation of the reverse recapitalization, Mr. Wong Kung Tok, the former sole shareholder of Success Winner, allotted a total of 1,521,528 the Company’s ordinary shares (pre-reverse stock split) to two financial advisors for their financial advisory services related to the recapitalization activities. The shared based payment reserve represents the fair value of these allotted shares measured based on the average market price over the service periods.

The share-based payment reserve also represents the equity-settled share options granted to employees (Note 22). The reserve is made up of the cumulative value of services received from employees recorded over the vesting period commencing from the grant date of equity-settled share options, and is reduced by the expiry or exercise of the share options.

The share-based payment reserve also represents the shares issued to its senior officers as stock compensation expense.

(e)	Reverse recapitalization reserve

The reverse recapitalization reserve arises as a result of the method of accounting for the Success Winner Acquisition. In accordance with IFRS, the acquisition has been accounted for as a reverse recapitalization.

(f)	Capital reverse

On July 31, 2014, Sound Treasure Limited, the Company’s largest shareholder and an affiliate of the Company’s Chief Executive Officer, entered into a three party agreement (the “Novation”) with the financial institution that originated the foreign currency transaction agreements and the Company. Under the Novation, Sound Treasure Limited assumed these agreements and all assets (mainly deposits placed with the financial institution) and all existing and future liabilities arising under these agreements, and the Company was released from the liabilities arising under the foreign currency transaction agreements. As a result, after July 31, 2014, the Company is no longer required to fund any losses related to these agreements, and the Company will neither suffer any future liabilities arising under those agreements nor enjoy any benefit arising under those agreements.

At the time that each of the foreign currency transaction agreements was established with the financial institution, the Company was required to deposit monies with the financial institution. RMB 6.7 million of a total of RMB 15.6 million in deposits were funded on behalf of the Company by Wong Kung Tok (who is the brother-in-law of the Company’s Chief Executive Officer) at the request of the Chief Executive Officer, and were included in a total of RMB 40.2 million in loans owed by the Company to Wong Kung Tok as of July 9, 2014. In connection with the Novation discussed above, the Company’s Chief Executive Officer, Sound Treasure Limited and Wong Kung Tok entered into an agreement with the Company (the “Offset Agreement”) pursuant to which loans totaling RMB 20.7 million owed by the Company to Wong Kung Tok as of the date of the Offset Agreement were transferred to Sound Treasure Limited and then were forgiven by Sound Treasure Limited; and in return the Company agreed to forego any claim to RMB 15.6 million in deposits under the foreign currency transaction agreements which were transferred to Sound Treasure Limited pursuant to the Novation. As a result of these transactions, Sound Treasure Limited released the Company from liabilities aggregating RMB 76.8 million and the Company transferred ownership of RMB 15.6 million in deposits held at the financial institution from the Company to Sound Treasure Limited. Except as disclosed above, neither the Company’s Chief Executive Officer nor any affiliate of the Chief Executive Officer received any remuneration for agreeing to assume the foreign currency transaction agreements. The material terms of the Novation and the Sound Treasure Agreement were reviewed and approved by the Audit Committee of the Company. As a result of the Novation and the Offset Agreement, approximately RMB 76.8 million in liabilities on the Company’s books were extinguished in 2014 and the Capital Reserve account was increased by approximately RMB 61.3 million.